Segment Information (Tables)	6 Months Ended
Sep. 30, 2026
Segment Reporting [Abstract]
Segment information
Segment information for the six months ended September 30, 2025 and six months ended September 30, 2026 is as follows:

	Millions of yen
	Six months ended September 30, 2025
	Japan & APAC	Infrastructure	USA & Europe	Insurance	Total
Finance revenues	¥76,931	¥8,637	¥52,738	¥72	¥138,378
Gains on investment securities and dividends	3,041	21,446	17,238	0	41,725
Operating leases	235,545	75,830	1,038	0	312,413
Life insurance premiums and related investment income	0	0	0	300,947	300,947
Sales of goods and real estate	137,210	67,052	575	0	204,837
Services income	102,821	279,724	146,681	0	529,226

Total Segment Revenues	555,548	452,689	218,270	301,019	1,527,526

Interest expense	26,994	20,925	25,245	259	73,423
Costs of operating leases	163,362	38,933	1,297	0	203,592
Life insurance costs	0	0	0	221,076	221,076
Costs of goods and real estate sold	96,692	56,424	267	0	153,383
Services expense	62,677	203,706	34,632	0	301,015
Other (income) and expense *	5,836	(7,017)	2,953	(3)	1,769
Selling, general and administrative expenses	111,406	43,029	123,649	28,857	306,941
Provision for credit losses, and write-downs of long-lived assets and securities	4,421	473	7,059	(26)	11,927

Total Segment Expenses	471,388	356,473	195,102	250,163	1,273,126

Equity in Net income (Loss) of equity method investments and others	41,545	104,792	(2,892)	(0)	143,445

Segment Profits	125,705	201,008	20,276	50,856	397,845

Significant non-cash items:
Depreciation and amortization	139,552	42,481	4,082	12,195	198,310
Increase in policy liabilities and policy account balances	0	0	0	196,700	196,700
Expenditures for long-lived assets	219,972	168,945	2,100	102	391,119

*
“Other (income) and expense” includes items such as expenses of taxes and insurance premiums related to finance leases, impairment of goodwill and intangible assets, gains and losses on derivatives, and foreign exchange gains and losses.

	Millions of yen
	Six months ended September 30, 2026
	Japan & APAC	Infrastructure	USA & Europe	Insurance	Total
Finance revenues	¥76,638	¥14,807	¥53,243	¥74	¥144,762
Gains on investment securities and dividends	(1,609)	(159)	81,151	0	79,383
Operating leases	244,028	81,332	2,596	0	327,956
Life insurance premiums and related investment income	0	0	0	313,593	313,593
Sales of goods and real estate	161,602	68,041	1,628	0	231,271
Services income	130,034	237,858	207,911	0	575,803

Total Segment Revenues	610,693	401,879	346,529	313,667	1,672,768

Interest expense	32,015	22,005	28,684	254	82,958
Costs of operating leases	170,597	39,386	2,782	0	212,765
Life insurance costs	0	0	0	226,902	226,902
Costs of goods and real estate sold	117,658	55,949	939	0	174,546
Services expense	85,810	185,390	45,211	0	316,411
Other (income) and expense *	11,155	(3,648)	(9,409)	1	(1,901)
Selling, general and administrative expenses	123,381	46,138	183,958	29,346	382,823
Provision for credit losses, and write-downs of long-lived assets and securities	2,273	453	(241)	79	2,564

Total Segment Expenses	542,889	345,673	251,924	256,582	1,397,068

Equity in Net income (Loss) of equity method investments and others	848,610	25,873	(2,794)	(0)	871,689

Segment Profits	916,414	82,079	91,811	57,085	1,147,389

Significant non-cash items:
Depreciation and amortization	152,113	42,840	6,642	13,913	215,508
Increase in policy liabilities and policy account balances	0	0	0	123,224	123,224
Expenditures for long-lived assets	237,710	219,601	76,062	255	533,628

*
“Other (income) and expense” includes items such as expenses of taxes and insurance premiums related to finance leases, impairment of goodwill and intangible assets, gains and losses on derivatives, and foreign exchange gains and losses.

Segment information as of March 31, 2026 and September 30, 2026 is as follows:

	Millions of yen
	As of March 31, 2026
	Japan & APAC	Infrastructure	USA & Europe	Insurance	Total
Net investment in leases	¥1,194,048	¥52,913	¥433	¥0	¥1,247,394
Installment loans	680,872	35,097	757,103	15,191	1,488,263
Investment in operating leases	1,118,843	976,673	39,605	25,457	2,160,578
Investment in securities	80,956	154,105	618,885	2,288,116	3,142,062
Property under facility operations and servicing assets	119,002	656,847	82,749	0	858,598
Inventories	45,020	223,164	699	0	268,883
Advances for finance lease and operating lease	11,317	78,924	0	0	90,241
Equity method investments	457,931	685,773	71,582	46,002	1,261,288
Advances for property under facility operations	4,001	123,899	0	0	127,900
Goodwill, intangible assets acquired in business combinations *1	384,231	221,750	690,949	4,452	1,301,382
Other assets *2	624,640	365,927	479,026	819,052	2,288,645

Segment Assets	4,720,861	3,575,072	2,741,031	3,198,270	14,235,234

*1.
In USA & Europe segment, goodwill or intangible assets acquired in business combinations related to noncontrolling interests amount to ¥7,196 million, and goodwill and intangible assets acquired in business combinations related to redeemable noncontrolling interests amount to ¥47,981 million.

*2.
Other assets include cash and cash equivalents, restricted cash, allowance for credit losses, trade notes, accounts and other receivables, office facilities, loans to ORIX and its subsidiaries, reinsurance
recoverables and deferred acquisition costs.

	Millions of yen
	As of September 30, 2026
	Japan & APAC	Infrastructure	USA & Europe	Insurance	Total
Net investment in leases	¥1,192,932	¥36,065	¥1,825	¥0	¥1,230,822
Installment loans	645,638	37,425	835,600	16,255	1,534,918
Investment in operating leases	1,130,077	1,042,058	107,837	25,870	2,305,842
Investment in securities	95,933	152,193	458,618	2,265,348	2,972,092
Property under facility operations and servicing assets	88,514	669,735	85,712	0	843,961
Inventories	47,053	231,894	996	0	279,943
Advances for finance lease and operating lease	14,431	58,192	0	0	72,623
Equity method investments	1,198,833	705,094	77,343	47,620	2,028,890
Advances for property under facility operations	204	126,177	0	0	126,381
Goodwill, intangible assets acquired in business combinations *1	364,295	224,187	665,063	4,452	1,257,997
Other assets *2	571,915	343,309	517,622	847,571	2,280,417

Segment Assets	5,349,825	3,626,329	2,750,616	3,207,116	14,933,886

*1.
In USA & Europe segment, goodwill or intangible assets acquired in business combinations related to noncontrolling interests amount to ¥7,070 million, and goodwill and intangible assets acquired in business combinations related to redeemable noncontrolling interests amount to ¥44,566 million.

*2.
Other assets include cash and cash equivalents, restricted cash, allowance for credit losses, trade notes, accounts and other receivables, office facilities, loans to ORIX and its subsidiaries, reinsurance recoverables and deferred acquisition costs.

Reconciliation of Segment Totals to Consolidated Financial Statement Amounts
The reconciliation of segment totals to the condensed consolidated financial statement amounts is as follows:

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Segment revenues:
Total revenues for segments	¥1,527,526	¥1,672,768
Revenues related to corporate assets	38,104	42,797
Revenues from inter-segment transactions	(38,031)	(41,690)

Total consolidated revenues	¥1,527,599	¥1,673,875

Segment profits:
Total profits for segments	¥397,845	¥1,147,389
Corporate profits (losses)	(23,140)	(35,559)
Net Income before Income Taxes Attributable to Noncontrolling Interests and Redeemable Noncontrolling Interests	4,246	6,050

Total consolidated income from continuing operations before income taxes	¥378,951	¥1,117,880

Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location
The following information represents disaggregation of revenues for revenues from contracts with customers, by goods or services category for the six months ended September 30, 2025 and 2026.
For the six months ended September 30, 2025

	Millions of yen
	Six months ended September 30, 2025
	Reportable segments					Corporate revenue and intersegment transactions	Total revenues
	Japan & APAC	Infrastructure	USA & Europe	Insurance	Total
Goods or services category
Sales of goods	¥137,210	¥4,242	¥575	¥0	¥142,027	¥2,127	¥144,154
Real estate sales	0	62,810	0	0	62,810	0	62,810
Asset management and servicing	352	3,899	129,171	0	133,422	(161)	133,261
Automobile related services	44,597	93	0	0	44,690	(78)	44,612
Facilities operation	790	51,101	0	0	51,891	(213)	51,678
Environment and energy services	1,826	87,642	0	0	89,468	(650)	88,818
Real estate management and brokerage	0	53,841	0	0	53,841	(650)	53,191
Real estate contract work	27,049	49,015	0	0	76,064	(827)	75,237
Other	28,043	11,383	5,888	0	45,314	5,276	50,590

Total revenues from contracts with customers	239,867	324,026	135,634	0	699,527	4,824	704,351

Other revenues *	315,681	128,663	82,636	301,019	827,999	(4,751)	823,248

Segment revenues/Total revenues	¥555,548	¥452,689	¥218,270	¥301,019	¥1,527,526	¥73	¥1,527,599

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.

For the six months ended September 30, 2026

	Millions of yen
	Six months ended September 30, 2026
	Reportable segments					Corporate revenue and intersegment transactions	Total revenues
	Japan & APAC	Infrastructure	USA & Europe	Insurance	Total
Goods or services category
Sales of goods	¥161,602	¥9,498	¥1,628	¥0	¥172,728	¥1,997	¥174,725
Real estate sales	0	58,543	0	0	58,543	0	58,543
Asset management and servicing	0	4,703	173,671	0	178,374	(224)	178,150
Automobile related services	46,370	53	0	0	46,423	0	46,423
Facilities operation	2,926	50,245	0	0	53,171	(68)	53,103
Environment and energy services	1,654	68,058	0	0	69,712	(1,024)	68,688
Real estate management and brokerage	0	53,738	0	0	53,738	(536)	53,202
Real estate contract work	29,455	49,996	0	0	79,451	(514)	78,937
Other	49,580	10,829	22,545	0	82,954	5,480	88,434

Total revenues from contracts with customers	291,587	305,663	197,844	0	795,094	5,111	800,205

Other revenues *	319,106	96,216	148,685	313,667	877,674	(4,004)	873,670

Segment revenues/Total revenues	¥610,693	¥401,879	¥346,529	¥313,667	¥1,672,768	¥1,107	¥1,673,875

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.